INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Financing Receivable, Impaired [Line Items]
Amortization of intangible assets	$ 80,396	$ 75,094	$ 78,824
Intangible Assets [Member]
Financing Receivable, Impaired [Line Items]
Loan from bank	7,400,000
Collateral to secure loan	$ 2,100,000